As filed with the Securities and Exchange Commission on May 29, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  June 30, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedules of Investments.

Hood River Small-Cap Growth Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.6%
Bandwidth, Inc. (a)	47,064	$3,151,406

Entertainment - 0.7%
Glu Mobile, Inc. (a)	354,995	3,883,645
TOTAL COMMUNICATION SERVICES		7,035,051

CONSUMER DISCRETIONARY - 15.5%
Auto Components - 1.0%
Stoneridge, Inc. (a)	195,523	5,642,794

Diversified Consumer Services - 5.6%
Chegg, Inc. (a)	260,872	9,944,440
Grand Canyon Education, Inc. (a)	86,766	9,935,575
K12, Inc. (a)	126,075	4,302,940
Laureate Education, Inc. (a)	427,158	6,394,555
		30,577,510
Hotels, Restaurants & Leisure - 4.7%
Eldorado Resorts, Inc. (a)	355,579	16,601,983
Penn National Gaming, Inc. (a)(d)	203,351	4,087,355
PlayAGS, Inc. (a)	112,545	2,693,202
Scientific Games Corp. (a)	130,140	2,657,459
		26,039,999
Household Durables - 1.1%
GoPro, Inc. (a)(d)	518,685	3,371,453
Lovesac Co. (a)(d)	97,473	2,710,724
		6,082,177
Leisure Products - 1.0%
Malibu Boats, Inc. (a)	71,780	2,841,052
MasterCraft Boat Holdings, Inc. (a)	126,009	2,844,023
		5,685,075
Specialty Retail - 2.1%
Rent-A-Center, Inc. (a)	230,228	4,804,858
Zumiez, Inc. (a)	266,213	6,626,042
		11,430,900
TOTAL CONSUMER DISCRETIONARY		85,458,455

CONSUMER STAPLES - 1.3%
Personal Products - 1.3%
Medifast, Inc.	57,200	7,295,860
TOTAL CONSUMER STAPLES		7,295,860

ENERGY - 1.6%
Energy Equipment & Services - 0.6%
US Well Services, Inc. (a)	450,801	3,597,392

Oil, Gas & Consumable Fuels - 1.0%
Tellurian, Inc. (a)(d)	489,225	5,479,320
TOTAL ENERGY		9,076,712

FINANCIALS - 5.4%
Banks - 0.8%
TriState Capital Holdings, Inc. (a)	106,176	2,169,176
Western Alliance Bancorp (a)	56,804	2,331,236
		4,500,412
Consumer Finance - 2.2%
FirstCash, Inc.	141,716	12,258,434

Insurance - 2.4%
Kinsale Capital Group, Inc.	150,315	10,307,100
National General Holdings Corp.	110,362	2,618,890
		12,925,990
TOTAL FINANCIALS		29,684,836

HEALTH CARE - 29.4%
Biotechnology - 8.3%
Agios Pharmaceuticals, Inc. (a)	58,109	3,918,871
Amarin Corp. PLC - ADR (a)(c)(d)	569,846	11,830,003
CareDx, Inc. (a)	120,893	3,810,547
MacroGenics, Inc. (a)	400,757	7,205,611
Sage Therapeutics, Inc. (a)	96,826	15,400,175
Ultragenyx Pharmaceutical, Inc. (a)	36,304	2,518,045
Vanda Pharmaceuticals, Inc. (a)	62,784	1,155,226
		45,838,478
Health Care Equipment & Supplies - 7.6%
AtriCure, Inc. (a)	108,935	2,918,369
CONMED Corp.	118,690	9,872,634
Integra LifeSciences Holdings Corp. (a)	48,956	2,727,828
Merit Medical Systems, Inc. (a)(d)	107,315	6,635,287
Orthofix Medical, Inc. (a)	115,632	6,522,801
Tandem Diabetes Care, Inc. (a)	98,230	6,237,605
Viveve Medical, Inc. (a)	824,627	774,984
Wright Medical Group NV (a)(c)	189,359	5,955,341
		41,644,849
Health Care Providers & Services - 8.7%
BioTelemetry, Inc. (a)	264,057	16,535,249
Hanger, Inc. (a)	216,409	4,122,591
LHC Group, Inc. (a)	81,264	9,008,927
Select Medical Holdings Corp. (a)	543,896	7,663,495
WellCare Health Plans, Inc. (a)	39,930	10,771,118
		48,101,380
Health Care Technology - 2.4%
Tabula Rasa HealthCare, Inc. (a)(d)	154,152	8,697,256
Teladoc Health, Inc. (a)	85,100	4,731,560
		13,428,816
Life Sciences Tools & Services - 2.4%
Charles River Laboratories International, Inc. (a)	89,789	13,041,852
TOTAL HEALTH CARE		162,055,375

INDUSTRIALS - 20.3%
Aerospace & Defense - 1.2%
Hexcel Corp.	89,562	6,194,108
Kratos Defense & Security Solutions, Inc. (a)	48,395	756,414
		6,950,522
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	84,661	4,280,460

Building Products - 0.5%
PGT Innovations, Inc. (a)	191,063	2,646,223

Commercial Services & Supplies - 0.8%
Herman Miller, Inc.	124,738	4,388,283

Construction & Engineering - 3.3%
Dycom Industries, Inc. (a)	94,015	4,319,049
MasTec, Inc. (a)	231,380	11,129,378
Quanta Services, Inc.	77,260	2,915,792
		18,364,219
Electrical Equipment - 4.3%
Encore Wire Corp.	94,862	5,428,004
Energous Corp. (a)(d)	123,471	782,806

Sunrun, Inc. (a)	273,198	3,841,164
TPI Composites, Inc. (a)	374,644	10,722,311
Vicor Corp. (a)	96,979	3,008,288
		23,782,573
Machinery - 4.1%
Chart Industries, Inc. (a)	142,951	12,939,925
Harsco Corp. (a)	472,713	9,529,894
		22,469,819
Professional Services - 3.3%
ASGN, Inc. (a)	83,164	5,280,082
CoStar Group, Inc. (a)	20,732	9,669,820
Korn Ferry	70,317	3,148,795
		18,098,697
Road & Rail - 2.0%
Knight-Swift Transportation Holdings, Inc. (d)	245,994	8,039,084
Old Dominion Freight Line, Inc. (d)	20,855	3,011,253
		11,050,337
TOTAL INDUSTRIALS		112,031,133

INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 1.8%
Acacia Communications, Inc. (a)	49,499	2,838,768
Lumentum Holdings, Inc. (a)	132,635	7,499,183
		10,337,951
Electronic Equipment, Instruments & Components - 0.9%
Coherent, Inc. (a)	34,457	4,883,246

IT Services - 5.3%
Carbonite, Inc. (a)(d)	160,160	3,973,569
Euronet Worldwide, Inc. (a)	42,158	6,011,309
Everi Holdings, Inc. (a)	274,084	2,883,364
ExlService Holdings, Inc. (a)	75,786	4,548,676
Limelight Networks, Inc. (a)	1,527,348	4,933,334
WNS Holdings Ltd. - ADR (a)(c)	129,074	6,875,772
		29,226,024
Semiconductors & Semiconductor Equipment - 2.8%
Cohu, Inc.	144,656	2,133,676
Inphi Corp. (a)	89,865	3,930,695
MagnaChip Semiconductor Corp. (a)(d)	563,051	4,166,578
Xperi Corp.	221,046	5,172,476
		15,403,425
Software - 11.8%
ACI Worldwide, Inc. (a)	280,309	9,213,757
CyberArk Software Ltd. (a)(c)	77,022	9,169,469
Digimarc Corp. (a)(d)	154,305	4,842,091
Everbridge, Inc. (a)	82,036	6,153,520
Five9, Inc. (a)	203,944	10,774,362
Globant SA (a)(c)	154,787	11,051,792
Paylocity Holding Corp. (a)	58,953	5,258,018
Rapid7, Inc. (a)	171,433	8,676,224
		65,139,233
TOTAL INFORMATION TECHNOLOGY		124,989,879

MATERIALS - 0.1%
Chemicals - 0.1%
Amyris, Inc. (a)(d)	389,222	813,474
TOTAL MATERIALS		813,474
TOTAL COMMON STOCKS (Cost $451,475,731)		538,440,775

REITS - 2.3%
Equity REITs - 2.3%
Innovative Industrial Properties, Inc. (d)	70,194	5,734,148
Tier REIT, Inc.	239,513	6,864,443
TOTAL REITS (Cost $8,003,415)		12,598,591

SHORT-TERM INVESTMENTS - 0.4%
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class Z, 2.33% (b)	1,913,634	1,913,634
TOTAL SHORT-TERM INVESTMENTS (Cost $1,913,634)		1,913,634

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.7%
First American Government Obligations Fund - Class Z, 2.32% (b)	42,558,558	42,558,558
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost 42,558,558)		42,558,558
TOTAL INVESTMENTS (Cost $503,951,338) - 107.9%		595,511,558
Liabilities in Excess of Other Assets - (7.9)%		(43,519,451)
TOTAL NET ASSETS - 100.0%		$551,992,107

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of March 31, 2019.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	This security or a portion of this security was out on loan at March 31, 2019. As of March 31, 2019, the total value of loaned securities was 42,350,377 or 7.7% of net assets. The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River
Capital Management LLC.

Summary of Fair Value Measurements at March 31, 2019 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees (the "Board"). Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust") which is comprised of officers of the Trust as well as an interested trustee of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$7,035,051	$-	$-	$7,035,051
Consumer Discretionary	85,458,455	-	-	85,458,455
Consumer Staples	7,295,860	-	-	7,295,860
Energy	9,076,712	-	-	9,076,712
Financials	29,684,836	-	-	29,684,836
Health Care	162,055,375	-	-	162,055,375
Industrials	112,031,133	-	-	112,031,133
Information Technology	124,989,879	-	-	124,989,879
Materials	813,474	-	-	813,474
Total Common Stocks	538,440,775	-	-	538,440,775
REITs	12,598,591	-	-	12,598,591
Short-Term Investments	1,913,634	-	-	1,913,634
Investments Purchased with Cash Proceeds from Securities Lending	42,558,558	-	-	42,558,558
Total Investments in Securities	$595,511,558	$-	$-	$595,511,558

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Rights, at Value
Balance as of June 30, 2018		$0
Purchases		-
(Sales proceeds and/or rights exercised)		(105,628)
Accrued discounts/premiums, net		-
Realized gain/(loss)		105,628
Change in unrealized appreciation/(depreciation)		-
Transfer in and/or (out) of Level 3		-
Balance as of March 31, 2019		$0

Secured Borrowings
The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund’s securities lending agent.
U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.
The Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S. Government or it agencies, or any combination of cash and such securities. At that time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities. The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be the loan.

As of March 31, 2019, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.

The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.

Securities Lending Transactions
Overnight and Continuous	Asset Class out on Loan	Investments Purchased with Cash Proceeds from Securities Lending	Collateral Pledged (From) Counterparty^	Net Exposure
Hood River Small-Cap Growth Fund	Common Stock	$42,558,558	$42,558,558	$-

The Fund paid no securities lending fees to U.S. Bank, N.A. during the period

^
As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan.  Refer to the Fund's Schedule of Investments for details on the securities out on loan.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)* /s/ Douglas J. Neilson
           Douglas J. Neilson, President

Date  5/22/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
Douglas J. Neilson, President

Date 5/22/2019

By (Signature and Title)* /s/ Matthew J. McVoy
Matthew J. McVoy, Treasurer

Date 5/22/2019

* Print the name and title of each signing officer under his or her signature.